Loans and Allowance for Loan Losses, Impaired Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired loans by loans class [Abstract]
Recorded Investment	$ 26,073	$ 13,711	$ 14,360
Unpaid Principal Balance	30,566	19,632	19,855
Related Allowance	0	0	0
Average Recorded Investment	19,358	13,985	13,634
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	9,209	9,968	13,898
Unpaid Principal Balance	11,059	14,726	19,015
Related Allowance	0	0	0
Average Recorded Investment	11,486	11,972	13,081
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	124	13	126
Unpaid Principal Balance	124	32	189
Related Allowance	0	0	0
Average Recorded Investment	107	56	180
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	14,436	3,579	336
Unpaid Principal Balance	16,808	4,600	516
Related Allowance	0	0	0
Average Recorded Investment	7,023	1,888	373
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	623	151	0
Unpaid Principal Balance	664	199	58
Related Allowance	0	0	0
Average Recorded Investment	260	69	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,681	0	0
Unpaid Principal Balance	1,911	75	77
Related Allowance	0	0	0
Average Recorded Investment	482	0	0
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	21,855	8,006	6,079
Unpaid Principal Balance	23,835	9,289	7,057
Related Allowance	0	0	0
Average Recorded Investment	12,515	6,987	4,344
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	6,511	4,968	5,617
Unpaid Principal Balance	7,169	5,684	6,217
Related Allowance	0	0	0
Average Recorded Investment	5,615	5,198	3,792
New York and Other States [Member] | Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	124	13	126
Unpaid Principal Balance	124	32	189
Related Allowance	0	0	0
Average Recorded Investment	107	56	179
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	12,964	2,874	336
Unpaid Principal Balance	14,143	3,299	516
Related Allowance	0	0	0
Average Recorded Investment	6,075	1,664	373
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	623	151	0
Unpaid Principal Balance	664	199	58
Related Allowance	0	0	0
Average Recorded Investment	260	69	0
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,633	0	0
Unpaid Principal Balance	1,735	75	77
Related Allowance	0	0	0
Average Recorded Investment	458	0	0
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	4,218	5,705	8,281
Unpaid Principal Balance	6,731	10,343	12,798
Related Allowance	0	0	0
Average Recorded Investment	6,843	6,998	9,290
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,698	5,000	8,281
Unpaid Principal Balance	3,890	9,042	12,798
Related Allowance	0	0	0
Average Recorded Investment	5,871	6,774	9,289
Florida [Member] | Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	1
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,472	705	0
Unpaid Principal Balance	2,665	1,301	0
Related Allowance	0	0	0
Average Recorded Investment	948	224	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	48
Unpaid Principal Balance	176
Related Allowance	0
Average Recorded Investment	$ 24